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THE HARTFORD

August 27, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:      See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 24, 2009.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist

EXHIBIT A

Hartford Life Insurance Company Separate Account VL I:

333-109529             Stag Accumulator II Variable Universal Life

333-109530             Stag Protector II Variable Universal Life

033-53692               Stag Variable Life

333-127379             Hartford Quantum II

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866               Stag Wall Street Variable Universal Life (Series II)

333-07471               Stag Accumulator II Variable Universal Life

333-88787               Stag Protector II Variable Universal Life

333-93319               Stag Accumulator Variable Universal Life (Series I)

333-83057               Stag Protector Variable Universal Life (Series I)

333-127380             Hartford Quantum II